EQUITY (CAPITAL DEFICIENCY) (Share Exchange and Private Placement Agreements and Share Issuance) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended				3 Months Ended			0 Months Ended	3 Months Ended					0 Months Ended
	Apr. 21, 2011	Apr. 18, 2011	Mar. 28, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2011 Conversion of 2010 Convertible Debentures [Member]	Mar. 31, 2011 Share Exchange Warrants [Member]	Mar. 31, 2011 Share Exchange Warrants Issued to Consultants [Member]	Apr. 18, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Mar. 31, 2011 Private Placement Transaction, Warrants Issued to Placement Agent [Member]	Apr. 21, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction One [Member]	Apr. 18, 2011 Private Placement Transaction Two [Member]	Jun. 30, 2012 Warrants Issued with Convertible Debentures [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Warrants Converted to Company Warrants [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired InspireMD Ltd. Options [Member]	Mar. 31, 2011 InspireMD Ltd. [Member] Acquired Options Converted to Company Options [Member]
EQUITY (CAPITAL DEFICIENCY) [Abstract]
Shares of capital stock authorized					130,000,000
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized					125,000,000	125,000,000	125,000,000		125,000,000
Preferred stock, shares authorized					5,000,000
Schedule of Share Exchange and Issuance [Line Items]
Number of shares issued for business acquisition																			4,194,756	46,471,907	50,666,663
Ordinary shares acquired																				6,242,754
Options outstanding																								937,256	7,606,770
Direct transaction costs paid													$ 471,000
Number of shares called by warrants											3,226,999	2,500,000	57,000	373,740	16,667	333,333	141,667	3,343,465				125,000	1,014,500
Warrant exercise price											1.8	1.5	1.8	1.8	1.8	1.8	1.8	1.8				10.0	1.23
Contingently redeemable warrants					1,706,000				4,979,000			1,500,000	67,000	212,000				4,395,000
Shares issued in private placement, transaction one	33,333	666,667	803,000	6,454,002
Shares issued in private placement, transaction two		283,334
Payments for placement fees						1,014,000	78,000	11,000						300,000
Shares issued, price per share				$ 1.5
Conversion of convertible loan into shares						668,000				667,596
Shares issued in exchange for surrender of loan										445,064
Warrants issued for debt conversion										225,532
Proceeds from private placement	50,000	1,000,000	990,000	9,013,404
Proceeds from private placement		425,000
Shares placed in escrow				1,015,622
Minimum amount of revenue to release shares and options				$ 10,000,000
Options placed in escrow				832,500
Shares released from escrow				1,015,622
Options released from escrow				832,500